INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAXES [Abstract]
Schedule of Income Tax Expenses
Income tax expenses comprise:

	Year ended December 31,
	2015	2016	2017
Current Tax Expenses	$1,786,092	$7,357,623	$17,417,528
Deferred Tax Expenses (Benefit)	(648,271)	466	(85,302)
Total	$1,137,821	$7,358,089	$17,332,226

Schedule of Deferred Tax Assets and Liabilities
The principal components of deferred income tax assets are as follows:

	December 31,
	2016	2017
Net operating loss carried forward	$20,039,534	$21,182,813
Allowance for doubtful accounts	1,524	1,998
Government grants related to assets	217,661	211,707
Long-lived assets impairment & depreciation	18,113,967	19,618,474
Others	942,466	1,015,525
Sub-total	39,315,152	42,030,517
Valuation Allowance	(38,729,208)	(41,316,449)
Total	$585,944	$714,068

Schedule of Changes of Valuation Allowance
The changes of valuation allowance are as follows:

	Year ended December 31,
	2015	2016	2017
Beginning balance	$50,109,751	$42,362,849	$38,729,208
Reversal	(5,708,268)	(932,833)	(24,771)
Foreign exchange effect	(2,038,634)	(2,700,808)	2,612,012
Ending Balance	$42,362,849	$38,729,208	$41,316,449

Schedule of Effective Income Tax Rate Reconciliation
The effective income tax rate of the Group is different from the expected PRC statutory rate as a result of the following items:

	Year ended December 31,
	2015	2016	2017
PRC Enterprise Income Tax	25%	25%	25%
Preferential income tax rate of a subsidiary	(8)%	(10)%	(10)%

Additional tax deductions	(12)%	(1)%	(1)%
Different tax rate in other jurisdictions	8%	1%	2%
Changes in valuation allowance	(3)%	(1)%	—%
Tax credits	(3)%	—%	—%
Withhold tax	1%	—%	—%
Effective tax rate	8%	14%	16%